EQUITY (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Common shares issued	1,597,177	1,597,000	866,000
Maximum offering price under ATM program		$ 50